LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Components of lease expenses

	Statement of Income Location	For the year ended December 31, 2021	For the year ended December 31, 2020

		$	$
Lease Costs
Operating lease expense	General and administrative expenses	4,424	26,224
Total net lease costs		4,424	26,224